PRESIDENT'S MESSAGE

                                                                      May 1997

DEAR SHAREHOLDER:

    We are very pleased to present you with the Republic U.S. Government Money Market Fund (the "Fund") semi-annual report for the six months ended March 31, 1997. In this report, we have provided you with a detailed investment review of the six-month period from Republic National Bank of New York, the Fund's adviser.

    We hope you find this letter and accompanying financial statements informative. As always, we would be delighted to hear from you to answer any questions you might have or to provide you with additional information.

    We look forward to serving your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ George O. Martinez

                                      George O. Martinez
                                      President

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
SEMI-ANNUAL REPORT -- MARCH 31, 1997

TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----
President's Message .................................................      1
Letter to Shareholders from Investment Adviser ......................      3
Statement of Net Assets .............................................      4
Statement of Operations .............................................      6
Statements of Changes in Net Assets .................................      7
Notes to Financial Statements .......................................      8
Financial Highlights ................................................     11

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                                  May 1997
DEAR SHAREHOLDER:

    We are pleased to present the semi-annual report for the Republic U.S. Government Money Market Fund(1) for the six months ended March 31, 1997.

    The most noteworthy event since we last reported was the Federal Reserve's pre-emptive move against inflation. By mid-February 1997, market sentiment began shifting to a view that the U.S. economy was not just strong, but gaining momentum. Among the data supporting the new outlook were: reports of surprising growth in housing starts and sales, rising personal income, lower unemployment and a 10-year high in consumer confidence. In an effort to slow down the growth rate of the economy and keep inflation from accelerating, the federal funds rate was raised 0.25% to 5.5% at the March meeting of the Federal Open Market Committee. In response, money center banks promptly raised their prime lending rates from 8.25% to 8.5%.

    Looking ahead, additional Fed rate increases are expected if the economic momentum does not slow. However, we do not believe that this is the beginning of a long series of hikes, as real rates are currently high and inflation pressures are not apparent. We view the higher rates as positive for the U.S. economy as it will help maintain, rather than derail, its solid performance.

    The Republic U.S. Government Money Market Fund (Class C Shares) returned 2.39%(2) for the six months ended March 31, 1997, compared to 2.34%(3) for the Lipper U.S. Government Money Market Fund Average. For the period from inception of the Fund's current objective (February 1, 1994), the Fund (Class C Shares) outperformed the average for comparable funds measured by Lipper Analytical Services, returning 4.67%(2) versus 4.61%(3) on an annualized basis.

    As of March 31, 1997, the Fund's average maturity was 81 days. The ratings on the portfolio holdings were AAA, consisting of 72% U.S. Treasury bills and notes, 20% U.S. Government Agencies and 8% Repurchase Agreements(4). The Fund's (Class C Shares) annualized compounded 7-day yield as of March 31, 1997 was 4.82%(5).

    Financial statements and portfolio holdings as of March 31, 1997 follow. We appreciate your continued support.

                                      Sincerely,

                                      Republic National Bank of New York
----------

(1) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.
(2) Total return for Class Y Shares for the six months ended March 31, 1997 is 2.50%. Total return for Class Y Shares for the period from inception of the Fund's current objective (February 1, 1994) to March 31, 1997 was 4.69% (annualized). This represents total return for Class C Shares for the period from February 1, 1994 to June 30, 1996 plus the total return for the Class Y Shares for the period from July 1, 1996 to March 31, 1997.
(3) The Lipper U.S. Government Money Market Fund Average measures the performance of funds which invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar-weighted average maturities of less than 90 days.
(4) Portfolio composition is subject to change.
(5) Past performance is not predictive of future performance as yields on money market funds fluctuate daily. The 7-day yield for the Class Y Shares was 5.07% as of March 31, 1997. Some of the fees of the Fund are currently being waived, resulting in higher yields in the Fund than would occur if full fees were charged. If full fees had been charged, the 7-day yield as of March 31, 1997 would have been 4.97% and 4.72% for Class Y and C shares, respectively.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF NET ASSETS -- MARCH 31, 1997
(UNAUDITED)

     PRINCIPAL                                                       MATURITY          AMORTIZED
      AMOUNT                    DESCRIPTION                            DATE               COST
      ------                    -----------                            ----               ----
             U.S. GOVERNMENT AND GOVERNMENT AGENCY
             OBLIGATIONS -- (91.0% OF NET ASSETS)
$ 1,000,000  Federal Farm Credit Bank 5.25% ............       04/01/97         $  1,000,000
  1,000,000  Federal Farm Credit Bank 5.24% ............       05/01/97            1,000,000
 10,000,000  Federal Farm Credit Bank 5.46%** ..........       05/01/97            9,994,300
 10,000,000  Federal Home Loan Bank 5.60% ..............       04/02/97            9,995,866
 10,000,000  Student Loan Marketing Assn. 5.65%* .......       04/01/97            9,991,495
    600,000  Student Loan Marketing Assn. 5.76%* .......       04/01/97              600,115
  3,000,000  Student Loan Marketing Assn. 5.76%* .......       04/01/97            3,001,175
  5,000,000  Student Loan Marketing Assn. 5.60%* .......       04/01/97            4,998,438
 10,000,000  Student Loan Marketing Assn. 5.60%* .......       04/01/97            9,986,328
  5,000,000  Student Loan Marketing Assn. 5.62%* .......       04/01/97            4,982,770
 10,000,000  Student Loan Marketing Assn. 5.63%* .......       04/01/97            9,954,100
  5,000,000  Student Loan Marketing Assn. 5.62%* .......       04/01/97            4,997,592
 20,000,000  U.S. Treasury Bills .......................       04/03/97           19,479,278
  5,000,000  U.S. Treasury Bills .......................       04/03/97            4,875,029
  5,000,000  U.S. Treasury Bills .......................       04/24/97            4,870,325
 10,000,000  U.S. Treasury Bills .......................       05/01/97            9,744,589
  5,000,000  U.S. Treasury Bills .......................       05/08/97            4,872,294
 10,000,000  U.S. Treasury Bills .......................       05/08/97            9,743,936
 10,000,000  U.S. Treasury Bills .......................       05/15/97            9,745,846
  5,000,000  U.S. Treasury Bills .......................       05/22/97            4,875,153
 25,000,000  U.S. Treasury Bills .......................       06/05/97           24,389,931
  5,000,000  U.S. Treasury Bills .......................       06/05/97            4,873,928
  5,000,000  U.S. Treasury Bills .......................       06/12/97            4,873,358
  5,000,000  U.S. Treasury Bills .......................       07/03/97            4,871,210
 10,000,000  U.S. Treasury Bills .......................       07/10/97            9,743,936
  5,000,000  U.S. Treasury Bills .......................       07/10/97            4,873,917
  5,000,000  U.S. Treasury Bills .......................       07/24/97            4,871,163
  5,000,000  U.S. Treasury Bills .......................       07/31/97            4,872,294
  5,000,000  U.S. Treasury Bills .......................       07/31/97            4,871,336
  5,000,000  U.S. Treasury Bills .......................       08/07/97            4,871,463
 15,000,000  U.S. Treasury Bills .......................       08/21/97           14,619,317
 10,000,000  U.S. Treasury Bills .......................       08/21/97            9,747,857
 10,000,000  U.S. Treasury Bills .......................       08/21/97            9,745,706
 15,000,000  U.S. Treasury Bills .......................       08/21/97           14,618,179
 10,000,000  U.S. Treasury Bills .......................       08/28/97            9,744,694
 15,000,000  U.S. Treasury Bills .......................       09/04/97           14,607,941
 10,000,000  U.S. Treasury Bills .......................       09/18/97            9,731,768
 10,000,000  U.S. Treasury Bills .......................       09/25/97            9,729,528
  5,000,000  U.S. Treasury Bills .......................       09/25/97            4,865,901
  5,000,000  U.S. Treasury Bills .......................       01/08/98            4,742,613
  5,000,000  U.S. Treasury Bills .......................       01/08/98            4,736,224
 10,000,000  U.S. Treasury Notes 5.63% .................       10/31/97           10,012,127
                                                                                ------------

             TOTAL U.S. GOVERNMENT AND GOVERNMENT
               AGENCY OBLIGATIONS .......................................        328,723,020
                                                                                ------------

             REPURCHASE AGREEMENTS -- (8.4% OF NET ASSETS)
$30,488,400  Repurchase Agreement with Yamaichi Securities dated 3/31/97 due 4/1/97, 6.35%, repurchase proceeds of $30,493,778
               (collateralized by $32,065,000 U.S. Treasury Bill,
               10/16/97, market value $31,099,844) .......................      $ 30,488,400
                                                                                ------------
             TOTAL INVESTMENTS AT AMORTIZED COST*** ......................       359,211,420
INTEREST RECEIVABLE ......................................................         3,770,378
DIVIDENDS PAYABLE ........................................................        (1,479,040)
ADVISORY FEES PAYABLE ....................................................           (76,796)
ADMINISTRATIVE FEES PAYABLE ..............................................          (123,448)
DISTRIBUTION AND SHAREHOLDER SERVICING FEES PAYABLE  (CLASS C) ...........           (73,991)
OTHER LIABILITIES ........................................................           (60,870)
                                                                                ------------
NET ASSETS ...............................................................      $361,167,653
                                                                                ============
Represented by:
  Paid-in capital ........................................................      $361,066,654
  Undistributed net investment income ....................................            23,770
  Accumulated undistributed net realized gains from investment transactions           77,229
                                                                                ------------

NET ASSETS ..............................................................       $361,167,653
                                                                                ============

NET ASSETS
  Class C Shares -- Applicable to 349,353,578 shares of beneficial
    interest outstanding ................................................       $349,429,341
  Class Y Shares -- Applicable to 11,736,846 shares of beneficial
    interest outstanding ................................................         11,738,312
                                                                                ------------
                                                                                $361,167,653
                                                                                ============
Net Asset Value, Offering Price and Redemption Price Per Share (Class C
  Shares and Class Y Shares) ............................................              $1.00
                                                                                       =====
  * Variable rate notes. Interest rate resets weekly.
 ** Variable rate notes. Interest rate resets monthly.
*** Represents the aggregate cost of securities for federal income tax purposes.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 1997
(UNAUDITED)

INVESTMENT INCOME:
  Investment income .........................................         $7,906,146

EXPENSES:
  Investment advisory fees ............................ $  292,898
  Administrative services fees (Class C and Class Y) ..    146,449
  Distribution and Shareholder Servicing fees (Class C)    366,123
  Transfer agent fees..................................     36,608
  Fund accounting fees ................................     25,213
  Legal and audit fees ................................     27,313
  Reports to shareholders .............................      7,007
  Custodian fees and expenses .........................     32,604
  Registration fees ...................................     20,306
  Trustees' fees ......................................      8,723
  Insurance expense ...................................      7,436
  Other expenses ......................................     56,835
                                                        ----------
Total expenses before voluntary fee reductions ........  1,027,515
Voluntary fee reductions ..............................   (146,449)
                                                        ----------    ----------
    Net expenses ............................................            881,066
                                                                      ----------
Net investment income .......................................          7,025,080
                                                                      ----------
REALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments .........................             77,229
                                                                      ----------
  Net increase in net assets resulting from operations ......         $7,102,309
                                                                      ==========

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                  ENDED
                                                 MARCH 31,         YEAR ENDED
                                                   1997           SEPTEMBER 30,
                                                (UNAUDITED)           1996
                                              ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
    Net investment income ................     $  7,025,080        $  8,700,988
    Net realized gains on investments ....           77,229              27,879
                                               ------------        ------------
    Net increase in net assets resulting
      from operations ....................        7,102,309           8,728,867
                                               ------------        ------------
  DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
      Class C Shares .....................       (6,856,577)         (8,678,224)
      Class Y Shares .....................         (168,503)            (28,554)
                                               ------------        ------------
        Total Dividends to Shareholders ..       (7,025,080)         (8,706,778)
                                               ------------        ------------
  DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
      Class C Shares .....................               --             (22,089)
      Class Y Shares .....................               --                  --
                                               ------------        ------------
        Total Distributions to Shareholders              --             (22,089)
                                               ------------        ------------
  Total Dividends and Distributions to
    Shareholders .......................         (7,025,080)         (8,728,867)
                                               ------------        ------------
  CAPITAL TRANSACTIONS:
    Capital share transactions at net
      asset value of $1.00 per share:
      Proceeds from sales of shares ....        762,974,330         893,945,410

      Net asset value of shares issued in
        connection with reinvestment of
        distributions ..................          5,495,472           7,578,329

      Cost of shares repurchased .......       (655,161,252)       (766,959,907)
                                               ------------        ------------
    Net increase in net assets from
      capital share transactions .......        113,308,550         134,563,832
                                               ------------        ------------

    Total Increase in Net Assets .......        113,385,779         134,563,832

  NET ASSETS:
    Beginning of year ..................        247,781,874         113,218,042
                                               ------------        ------------
    End of year (including undistributed
      net investment income of $23,770 and
      $23,770, respectively) ...........       $361,167,653        $247,781,874
                                               ============        ============
                       See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 1997 (UNAUDITED)

1. ORGANIZATION: Republic U.S. Government Money Market Fund (the "Fund") is a separate series of Republic Funds (the "Trust"), a Massachusetts Business trust organized on April 22, 1987, which currently consists of seven funds, each of which has different investment objectives and policies. The financial statements for six of the funds are presented separately. The Fund's investment objective is liquidity and high income consistent with preservation of capital. The Declaration of Trust permits the Trustees to create additional funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, diversified management investment company.

        The Fund is authorized to issue two classes of shares, Class C Shares (Investor Shares), and as of July 1, 1996, Class Y Shares (Advisor Class). Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

        The Trust retains Republic National Bank of New York ("Republic") as Investment Adviser ("Adviser") and BISYS Fund Services ("BISYS") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION:
    Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

    SECURITY TRANSACTIONS AND RELATED INCOME:
    Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    EXPENSE ALLOCATION:
    The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's seven funds are allocated in proportion to the net asset levels of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly.

    FEDERAL INCOME TAXES:
    The Fund is treated as a separate taxable entity for federal tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

    DIVIDENDS TO SHAREHOLDERS:
    Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Fund.

        Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carryforwards, and deferral of certain losses.

    REPURCHASE AGREEMENTS:
    The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, either physically or in book entry form. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

3.  RELATED PARTY TRANSACTIONS:
    ADVISORY FEES:
    The Fund retains Republic to act as Investment Adviser. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic also furnishes to the board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as investment adviser, Republic receives from the Fund a fee, payable monthly, at the annual rate of 0.20% of average daily net assets. For the six months ended March 31, 1997, the advisory fee was $292,898, of which $146,449 was voluntarily waived.

    ADMINISTRATION:
    The Fund retains BISYS to serve as Administrator, Distributor and Sponsor. BISYS provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers. For these services, BISYS receives from the Fund a fee, payable monthly, at the annual rate of 0.10% of the first billion of the Fund's average daily net assets; 0.08% of the next $1 billion of the Fund's average daily net assets, and 0.07% of such assets in excess of $2 billion.

    DISTRIBUTION AND SHAREHOLDER SERVICING PLANS:
    The Trust has adopted a Distribution Plan with respect to the Investor Shares of the Fund for costs and expenses incurred by the Distributor in connection with the distribution of Investor Shares of the Fund and for the provision of certain shareholder services with respect to Investor Shares. The Trust has also entered into a Shareholder Servicing Agreement with its Shareholder Servicing Agents (which currently consists of Republic and its affiliates) for providing various shareholder services. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to Shareholder Servicing Agents pursuant to the Shareholder Servicing Agreement will not exceed 0.25% on an annual basis of the Fund's average daily net assets represented by Investor Shares outstanding during the period for which payment is being made.

4. CAPITAL SHARE TRANSACTIONS: Transactions in shares of beneficial interest for the Fund were as follows:

                                            SIX MONTHS ENDED  MARCH 31, 1997
                                     -------------------------------------------
                                        CLASS C SHARES         CLASS Y SHARES
                                         (UNAUDITED)            (UNAUDITED)
                                          ----------             ----------

  Shares issued ..................        685,533,310              77,441,020
  Shares reinvested ..............          5,429,208                  66,264
  Redeemed .......................       (587,977,436)            (67,183,816)
                                         ------------             -----------
  Net increase ...................        102,985,082              10,323,468
                                         ============             ===========

                                           YEAR ENDED SEPTEMBER 30, 1996
                                    -------------------------------------------
                                      CLASS C SHARES         CLASS Y SHARES(a)
                                      --------------         -----------------
  Shares issued ..................        880,109,172              13,836,238
  Shares reinvested ..............          7,578,279                      50
  Redeemed .......................       (754,536,997)            (12,422,910)
                                         ------------             -----------
  Net increase ...................        133,150,454               1,413,378
                                         ============             ===========
   (a) For the period from July 1, 1996 (date of initial offering) to September 30, 1996.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS C SHARES

                                         SIX MONTHS
                                           ENDED
                                         MARCH 31,                               YEARS ENDED SEPTEMBER 30,
                                            1997           ---------------------------------------------------------------------
                                        (UNAUDITED)            1996               1995               1994               1993
                                   ----------------------      ----               ----               ----               ----
NET ASSET VALUE, BEGINNING OF
  YEAR ..........................         $  1.00             $  1.00            $  1.00            $  1.00            $  1.00
                                          -------             -------            -------            -------            -------
Income from investment
  operations:
  Net investment income .........           0.024               0.049              0.052              0.035              0.027
                                          -------             -------            -------            -------            -------
    Total from investment
      operations ................           0.024               0.049              0.052              0.035              0.027
                                          -------             -------            -------            -------            -------

Less dividends:
  Investment income .............          (0.024)             (0.049)            (0.052)            (0.035)            (0.027)
                                          -------             -------            -------            -------            -------
    Total distributions .........          (0.024)             (0.049)            (0.052)            (0.035)            (0.027)
                                          -------             -------            -------            -------            -------
NET ASSET VALUE, END OF YEAR ....         $  1.00             $  1.00            $  1.00            $  1.00            $  1.00
                                          =======             =======            =======            =======            =======

Total return ....................           2.39%(a)            4.98%              5.27%              3.51%              2.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period
    (000) .......................        $349,429            $246,368           $113,218           $100,443            $73,284
  Ratio of expenses to average
    net assets ..................           0.60%(b)            0.57%              0.58%              0.24%              0.56%
  Ratio of net investment income
    to average net assets .......           4.73%(b)            4.80%              5.17%              3.50%              2.66%
  Ratio of expenses to
    average net assets* .........           0.70%(b)            0.75%              0.78%              0.67%              0.93%
  Ratio of net investment income
    to average net assets* ......           4.63%(b)            4.62%              4.97%              3.08%              2.28%
------
*   During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

                      See notes to financial statements.

REPUBLIC U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- CLASS Y SHARES

                                              SIX MONTHS
                                                 ENDED
                                               MARCH 31,       PERIOD ENDED
                                                 1997          SEPTEMBER 30,
                                              (UNAUDITED)         1996(a)
                                            --------------   ---------------

NET ASSET VALUE, BEGINNING OF YEAR .........    $  1.00           $  1.00
                                                -------           -------
Income from investment operations:
  Net investment income ....................      0.025             0.012
                                                -------           -------
      Total from investment operations .....      0.025             0.012
                                                -------           -------
Less dividends:
  Investment income ........................     (0.025)           (0.012)
                                                -------           -------
      Total Distributions ..................     (0.025)           (0.012)
                                                -------           -------
NET ASSET VALUE, END OF YEAR ...............    $  1.00           $  1.00
                                                =======           =======
Total return ...............................     2.50%(c)          5.03%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, at end of period (000) .......    $11,738           $ 1,413
  Ratio of expenses to average net assets ..     0.35%(d)          0.43%(d)
  Ratio of net investment income to average
    net assets .............................     4.97%(d)          4.90%(d)
  Ratio of expenses to average net assets* .     0.45%(d)          0.61%(d)
  Ratio of net investment income to average
    net assets* ............................     4.87%(d)          4.72%(d)

----------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) For the period from July 1, 1996 (commencement of operations) to September 30, 1996.
(b) Represents total return for Class C Shares for the period from October 1, 1995 to June 30, 1996 plus the total return for the Class Y Shares for the period from July 1, 1996 to September 30, 1996.
(c) Not annualized.
(d) Annualized.

                      See notes to financial statements.

REPUBLIC
    U.S. GOVERNMENT
       MONEY MARKET
               FUND


INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
99 High Street
Boston, MA 02110

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 522-5214

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116
(800) 782-8183



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[Graphic Omitted]

REPUBLIC
   U.S. GOVERNMENT
      MONEY MARKET
              FUND


SEMI-ANNUAL REPORT
   MARCH 31, 1997